S-4 Unaudited Condensed Consolidated Statements Of Changes In Stockholders' Deficit - USD ($)	Total	TLG Acquisition One Corp	Common Stock	Additional Paid-in Capital	Additional Paid-in Capital TLG Acquisition One Corp	Accumulated Deficit	Accumulated Deficit TLG Acquisition One Corp	Common Class A Common Stock TLG Acquisition One Corp	Common Class F Common Stock TLG Acquisition One Corp
Beginning balance (in shares) at Dec. 31, 2020								0	10,000,000
Beginning balance at Dec. 31, 2020	$ (16,577,734)	$ 21,671	$ 7,794	$ 305,667	$ 24,000	$ (16,890,913)	$ (3,329)	$ 0	$ 1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Increase in redemption value of Class A common stock subject to possible redemption		(45,885,780)			(24,000)		(45,861,780)
Net (loss) income	(35,753,239)	17,922,732				(35,753,239)	17,922,732
Ending balance at Dec. 31, 2021	(47,326,520)	(27,941,377)	21,759	5,296,155	0	(52,644,152)	(27,942,377)	$ 0	$ 1,000
Ending balance (in shares) at Dec. 31, 2021								0	10,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(7,937,071)	6,449,070				(7,937,071)	6,449,070
Ending balance at Mar. 31, 2022	(55,123,237)	(21,492,307)	22,485	5,435,783	0	(60,581,223)	(21,493,307)	$ 0	$ 1,000
Ending balance (in shares) at Mar. 31, 2022								0	10,000,000
Beginning balance (in shares) at Dec. 31, 2021								0	10,000,000
Beginning balance at Dec. 31, 2021	(47,326,520)	(27,941,377)	21,759	5,296,155	0	(52,644,152)	(27,942,377)	$ 0	$ 1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(34,300,623)	9,203,778
Ending balance at Jun. 30, 2022	(81,134,834)	(18,854,609)	22,985	5,787,238	0	(86,944,775)	(18,855,609)	$ 0	$ 1,000
Ending balance (in shares) at Jun. 30, 2022								0	10,000,000
Beginning balance (in shares) at Dec. 31, 2021								0	10,000,000
Beginning balance at Dec. 31, 2021	(47,326,520)	(27,941,377)	21,759	5,296,155	0	(52,644,152)	(27,942,377)	$ 0	$ 1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Increase in redemption value of Class A common stock subject to possible redemption		(4,101,927)					(4,101,927)
Net (loss) income	(52,349,259)	10,441,388				(52,349,259)	10,441,388
Ending balance at Dec. 31, 2022	(97,282,851)	(21,601,916)	24,230	7,686,612	0	(104,993,411)	(21,602,916)	$ 0	$ 1,000
Ending balance (in shares) at Dec. 31, 2022								0	10,000,000
Beginning balance (in shares) at Mar. 31, 2022								0	10,000,000
Beginning balance at Mar. 31, 2022	(55,123,237)	(21,492,307)	22,485	5,435,783	0	(60,581,223)	(21,493,307)	$ 0	$ 1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Increase in redemption value of Class A common stock subject to possible redemption		(117,010)					(117,010)
Net (loss) income	(26,363,552)	2,754,708				(26,363,552)	2,754,708
Ending balance at Jun. 30, 2022	(81,134,834)	(18,854,609)	22,985	5,787,238	0	(86,944,775)	(18,855,609)	$ 0	$ 1,000
Ending balance (in shares) at Jun. 30, 2022								0	10,000,000
Beginning balance (in shares) at Dec. 31, 2022								0	10,000,000
Beginning balance at Dec. 31, 2022	(97,282,851)	(21,601,916)	24,230	7,686,612	0	(104,993,411)	(21,602,916)	$ 0	$ 1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Increase in redemption value of Class A common stock subject to possible redemption		(1,874,987)			$ (500)		(1,874,487)
Forfeiture of Class F shares ( in shares)									$ (5,000,000)
Forfeiture of Class F shares					500				(500)
Net (loss) income	(10,032,916)	(1,103,508)				(10,032,916)	(1,103,508)
Ending balance at Mar. 31, 2023	(105,773,611)	(24,580,411)	24,392	9,228,606	$ 0	(115,026,327)	(24,580,911)	$ 0	$ 500
Ending balance (in shares) at Mar. 31, 2023								0	5,000,000
Beginning balance (in shares) at Dec. 31, 2022								0	10,000,000
Beginning balance at Dec. 31, 2022	(97,282,851)	(21,601,916)	24,230	7,686,612	0	(104,993,411)	(21,602,916)	$ 0	$ 1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	6,488,627	(322,391)
Ending balance at Jun. 30, 2023	(73,611,110)	(12,504,362)	59,176	24,834,780	0	(98,504,784)	(12,504,862)	$ 0	$ 500
Ending balance (in shares) at Jun. 30, 2023								0	5,000,000
Beginning balance (in shares) at Mar. 31, 2023								0	5,000,000
Beginning balance at Mar. 31, 2023	(105,773,611)	(24,580,411)	24,392	9,228,606	0	(115,026,327)	(24,580,911)	$ 0	$ 500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Increase in redemption value of Class A common stock subject to possible redemption		11,294,932					11,294,932
Net (loss) income	16,521,543	781,117				16,521,543	781,117
Ending balance at Jun. 30, 2023	$ (73,611,110)	$ (12,504,362)	$ 59,176	$ 24,834,780	$ 0	$ (98,504,784)	$ (12,504,862)	$ 0	$ 500
Ending balance (in shares) at Jun. 30, 2023								0	5,000,000